Condensed Statement of Cash flows (Unaudited) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2015
OPERATING ACTIVITIES:
Net loss	$ (707)	$ (351,719)
Change in current assets and liabilities:
Accounts payable		12,539
Accrued expenses	$ 400	8,315
Accrued payroll		23,640
Accrued payroll to stockholder		86,675
Net cash used in operating activities	$ (307)	(220,550)
INVESTING ACTIVITIES:
Payment for deposit		(13,050)
Net cash used in investing activities		(13,050)
FINANCING ACTIVITIES:
Increase in bank overdraft		3,939
Advances from stockholder		114,300
Proceeds from issuance of notes payable		$ 49,000
Proceeds from issuance of common stock	$ 2,000
Capital contribution by stockholder	307	$ 66,361
Net cash provided by financing activities	2,307	$ 233,600
NET INCREASE IN CASH	$ 2,000
CASH, BEGINNING BALANCE
CASH, ENDING BALANCE	$ 2,000
CASH PAID FOR:
Interest
Income taxes